SHARE-BASED PAYMENTS - Schedule of RSUs Outstanding (Details) - RSU	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance of Non-vested (in shares) | shares	319,000	0
Granted (in shares) | shares	178,500	431,500
Vested (in shares) | shares	(92,833)	(112,500)
Forfeited (in shares) | shares	0	0
Ending balance of Non-vested (in shares) | shares	404,667	319,000
Beginning balance of weighted average grant date fair value per RSU (in dollars per share) | $ / shares	$ 9.70	$ 0
Granted (in dollars per share) | $ / shares	8.79	9.80
Vested (in dollars per share) | $ / shares	9.22	10.10
Forfeited (in dollars per share) | $ / shares	0	0
Ending balance of weighted average grant date fair value per RSU (in dollars per share) | $ / shares	$ 9.45	$ 9.70